American Century Investments®
Quarterly Portfolio Holdings
American Century® Focused Dynamic Growth ETF (FDG)
November 30, 2025

Focused Dynamic Growth ETF - Schedule of Investments
NOVEMBER 30, 2025 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 97.4%
Aerospace and Defense — 2.7%
Rocket Lab Corp.(1)	228,083	9,611,418
Automobiles — 6.7%
Tesla, Inc.(1)	54,671	23,517,824
Biotechnology — 10.8%
Alnylam Pharmaceuticals, Inc.(1)	24,879	11,226,151
Argenx SE, ADR(1)	6,352	5,792,897
Ascendis Pharma AS, ADR(1)	49,292	10,466,170
Insmed, Inc.(1)	15,894	3,302,297
Regeneron Pharmaceuticals, Inc.	8,989	7,013,128
		37,800,643
Broadline Retail — 9.1%
Amazon.com, Inc.(1)	136,382	31,807,010
Capital Markets — 0.5%
S&P Global, Inc.	3,547	1,769,350
Electrical Equipment — 0.1%
Bloom Energy Corp., Class A(1)	3,624	395,886
Electronic Equipment, Instruments and Components — 0.6%
Coherent Corp.(1)	13,678	2,246,748
Energy Equipment and Services — 0.3%
TechnipFMC PLC	24,863	1,125,299
Entertainment — 4.7%
Netflix, Inc.(1)	115,685	12,445,392
Spotify Technology SA(1)	6,597	3,950,746
		16,396,138
Financial Services — 4.1%
Mastercard, Inc., Class A	16,569	9,121,732
Visa, Inc., Class A	15,942	5,331,642
		14,453,374
Health Care Equipment and Supplies — 1.9%
Intuitive Surgical, Inc.(1)	11,684	6,700,540
Hotels, Restaurants and Leisure — 1.7%
Cava Group, Inc.(1)(2)	7,453	364,377
Chipotle Mexican Grill, Inc.(1)	46,461	1,603,834
DoorDash, Inc., Class A(1)	19,381	3,844,609
		5,812,820
Insurance — 0.7%
Kinsale Capital Group, Inc.	5,962	2,294,774
Interactive Media and Services — 15.7%
Alphabet, Inc., Class C	171,287	54,832,394
IT Services — 2.6%
Okta, Inc.(1)	34,638	2,782,470
Shopify, Inc., Class A(1)	38,967	6,181,725
		8,964,195
Machinery — 0.9%
Westinghouse Air Brake Technologies Corp.	14,703	3,066,311
Pharmaceuticals — 0.5%
Structure Therapeutics, Inc., ADR(1)(2)	46,215	1,654,959
Professional Services — 1.0%
Paylocity Holding Corp.(1)	13,030	1,919,710
Verisk Analytics, Inc.	6,615	1,488,838
		3,408,548

Semiconductors and Semiconductor Equipment — 19.9%
ARM Holdings PLC, ADR(1)	33,691	4,567,152
Monolithic Power Systems, Inc.	4,513	4,188,831
NVIDIA Corp.	344,500	60,976,500
		69,732,483
Software — 12.9%
AppLovin Corp., Class A(1)	5,521	3,309,729
Aurora Innovation, Inc.(1)	351,442	1,472,542
Cadence Design Systems, Inc.(1)	30,756	9,590,951
Docusign, Inc.(1)	36,355	2,521,219
HubSpot, Inc.(1)	7,630	2,802,652
Intuit, Inc.	5,034	3,191,959
Microsoft Corp.	33,910	16,684,059
Palantir Technologies, Inc., Class A(1)	24,067	4,054,086
Salesforce, Inc.	6,650	1,533,091
		45,160,288
TOTAL COMMON STOCKS (Cost $210,347,430)		340,751,002
EXCHANGE-TRADED FUNDS — 2.3%
iShares Russell 1000 Growth ETF (Cost $7,975,033)	16,769	7,989,590
SHORT-TERM INVESTMENTS — 0.6%
Money Market Funds — 0.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class	1,212,815	1,212,815
State Street Navigator Securities Lending Government Money Market Portfolio(3)	1,089,677	1,089,677
TOTAL SHORT-TERM INVESTMENTS (Cost $2,302,492)		2,302,492
TOTAL INVESTMENT SECURITIES — 100.3% (Cost $220,624,955)		351,043,084
OTHER ASSETS AND LIABILITIES — (0.3)%		(1,162,273)
TOTAL NET ASSETS — 100.0%		$349,880,811

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $1,459,309. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $1,476,368, which includes securities collateral of $386,691.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause a fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual financial statements.